Legal and Other Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Legal and Other Matters

NOTE 9: LEGAL AND OTHER MATTERS

On or about April 9, 2018, a Current Report on Form 8-K (“8-K”) was filed under the name “Landstar, Inc.” The filing was not authorized by the Company and the Company has had no communication with the named filer. The 8-K purports to present financial statements for the years ended December 31, 2017 and 2016, and includes an entry for “long-term debt with interest” for $1,000,000 on the balance sheet. Although the Company is aware of an unsubstantiated claim for a $500,000 debt obligation, the Company is not familiar with the allegations that form the basis for this claim. The Company has yet to initiate action in response, though the Company intends to vigorously dispute this claim.

Chuguan Industry Co. Ltd., which the Company believes is located in Beijing, China, appears on the Company’s shareholder list as a shareholder of record for 1,500,000,000 shares of Company common stock. However, the Company’s research has uncovered credible documentation that these shares were cancelled and should not be listed as issued and outstanding. The Company continues to investigate the validity of the cancellation documentation in order to determine if these shares are actually outstanding.

The Company recently received a demand for conversion of a purported $90,000 note purportedly issued by the Company in 2008. The Company has no record of this obligation and there is indication that this purported obligation was ever recorded in the financial records of the Company. The Company believes that any action or collection or conversion of this purported note will be barred by the statute of limitations. As such, the Company has denied the existence and viability of the note, and will vigorously dispute this claim.

The Company recently received a demand from the same party claiming to have ownership of one million shares of the Company preferred stock. No stock certificate has been presented by the party claiming ownership, and there are no records indicating that the Corporation ever issued these shares to the claimant, or to the party from which the claimant contends it acquired the shares. Further, we believe that any such claim, if there is one, is barred by the statute of limitations. As such, the Company has rejected the claim to the shares, and the Company will vigorously dispute this claim.

The Company recently received a demand from a former consultant demanding payment of amounts purportedly owed to the consultant. The Company believes that no amounts are owed to the consultant. The Company is reviewing all relevant facts and circumstances and considering all available legal options.

In the normal course of business, the Company may become a party to litigation matters involving claims against the Company. The Company’s management is unaware of any other pending or threatened assertions and there are no current matters that would have a material effect on the Company’s financial position or results of operations.

LandStar Inc. and Subsidiaries [Member]
Legal and Other Matters

NOTE 8: LEGAL AND OTHER MATTERS

On or about April 9, 2018, a Current Report on Form 8-K (“8-K”) was filed under the name “Landstar, Inc.” The filing was not authorized by the Company and the Company has had no communication with the named filer. The 8-K purports to present financial statements for the years ended December 31, 2017 and 2016, and includes an entry for “long-term debt with interest” for $1,000,000 on the balance sheet. Although the Company is aware of an unsubstantiated claim for a $500,000 debt obligation, the Company is not familiar with the allegations that form the basis for this claim. The Company intends to vigorously dispute this claim.

Chuguan Industry Co. Ltd., which the Company believes is located in Beijing, China, appears on the Company’s shareholder list as a shareholder of record for 1,500,000,000 shares of Company common stock. However, the Company’s research has uncovered credible documentation that these shares were cancelled and should not be listed as issued and outstanding. The Company continues to investigate the validity of the cancellation documentation in order to determine if these shares are actually outstanding.

The Company recently received a demand for conversion of a purported $90,000 note purportedly issued by the Company in 2008. The Company has no record of this obligation and there is indication that this purported obligation was ever recorded in the financial records of the Company. The Company believes that any action or collection or conversion of this purported note will be barred by the statute of limitations. As such, the Company has denied the existence and viability of the note, and will vigorously dispute this claim.

The Company recently received a demand from the same party claiming to have ownership of one million shares of the Company preferred stock. No stock certificate has been presented by the party claiming ownership, and there are no records indicating that the Corporation ever issued these shares to the claimant, or to the party from which the claimant contends it acquired the shares. Further, we believe that any such claim, if there is one, is barred by the statute of limitations. As such, the Company has rejected the claim to the shares, and the Company will vigorously dispute this claim.

The Company recently received a demand from a former consultant demanding payment of amounts purportedly owed to the consultant. The Company believes that no amounts are owed to the consultant. The Company is reviewing all relevant facts and circumstances and considering all available legal options.

In the normal course of business, the Company may become a party to litigation matters involving claims against the Company. The Company’s management is unaware of any other pending or threatened assertions and there are no current matters that would have a material effect on the Company’s condensed consolidated financial position or results of operations.